Additional Information Relating To The Statements Of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2020
Additional Cash Flow Information [Abstract]
Summary of Additional Information On Transactions Related To Cash Flow Statement

The following table presents additional information on transactions related to the cash flow statement:

	2020	2019	2018
Non-cash items
Hedge accounting, net of tax effects	116,348	70,569	51,165
Dividends and interest on equity declared and not yet paid	-	110,671	111,449
Net effect of acquisition of property, plant and equipment and intangible assets not yet paid	172,104	(18,645)	6,797
Consideration for acquisition of subsidiary	13,366,114	-	-